Property, Plant And Equipment - Schedule of Leasehold Property Net Book Value Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	£ 4,953	£ 5,060
Differences on exchange	319	(203)
Depreciation, amortisation and impairment	1,305	1,076	£ 1,450
Property, plant and equipment closing balance	4,867	4,953	5,060
Property acquired | IAS16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	165	132
Differences on exchange	11	(8)
Depreciation, amortisation and impairment	41	13
Other net movements	17	54
Property, plant and equipment closing balance	152	165	132
Right-of use properties | Impact of IFRS 16
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	312	351
Differences on exchange	19	(14)
Depreciation, amortisation and impairment	110	99
Other net movements	93	74
Property, plant and equipment closing balance	314	312	351
Short Term and Long Term Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment opening balance	477	483
Differences on exchange	30	(22)
Depreciation, amortisation and impairment	151	112
Other net movements	110	128
Property, plant and equipment closing balance	£ 466	£ 477	£ 483